SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(20)SUBSEQUENT EVENTS

(a) ATA Learning has made an additional strategic investment of RMB8,466,660 in Satech, an equity method accounted investee. ATA Learning has entered into initial strategic investment in Satech in early 2015, after the additional strategic investment have been paid in April 2016, ATA Learning owned 30.78% shareholder equity in Satech.

(b) On March 24, 2016, ATA BVI entered into a convertible promissory notes (“the Notes”) purchase agreement with Brilent pursuant to which Brilent will issue up to USD2,500,000 of the Notes to certain investors including ATA BVI. In addition to the Notes of USD300,000 purchased on March 30, 2016 (see note 5), ATA BVI purchased the Notes for an additional amount of USD1,200,000 issued by Brilent on April 28, 2016.

(c) On May 13, 2016, ATA Online entered into a strategic agreement with a China-based online education technology company, Medicine (Beijing) Education Technology Ltd. for medical, pharmacist and healthcare training and examination preparation. ATA Online will invest RMB 9.0 million and own 15% shareholdings in Medicine (Beijing) Education Technology Ltd., the initial payment of RMB 4.5 million was made in May 2016.

(d) On April 8, 2016, ATA Testing entered into an agreement to make a strategic investment in Empower Education Online, LLC (“EEO”), a China-based online education company that operates its self-developed leading web-based virtual classroom platform in China. This strategic investment of RMB32.5 million has been paid in June 2016 and, ATA Testing owns 8.33% shareholdings in Empower Education Online, LLC (“EEO”).

(e) On June 16, 2016, ATA Testing entered into an agreement to make a strategic investment in ApplySquare Education & Technology Co., Ltd. (“ApplySquare”), a China-based online education technology company focused on providing academic solutions and resources to the global higher education community. ATA Testing will invest USD3.0 million (RMB19.7 million) and own 9% shareholdings in ApplySquare Education & Technology Co., Ltd. (“ApplySquare”).